FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange Rate Risk
Total Equity	$ 863,714,743	$ 813,233,349	$ 842,170,027	$ 851,534,300
Total assets	2,214,504,689	2,114,859,467	2,199,109,747
Total liabilities	1,350,789,946	$ 1,301,626,118	$ 1,356,939,720
Currency risk | Argentina
Exchange Rate Risk
Total Equity	141,415,980
Total assets	241,496,143
Total liabilities	$ 100,080,163
Percentage of entity's revenue	24.60%
Appreciation (devaluation) of foreign currency against the domestic currency	(44.10%)
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,008,205)
Increase (decrease) in equity due to a reasonably possible risk increase	(4,547,092)
Increase (decrease) in assets due to a reasonably possible risk increase	(8,049,598)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(3,502,506)
Currency risk | Brazil
Exchange Rate Risk
Total Equity	266,078,105
Total assets	814,443,115
Total liabilities	$ 548,365,009
Percentage of entity's revenue	32.30%
Appreciation (devaluation) of foreign currency against the domestic currency	(3.50%)
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,755,781)
Increase (decrease) in equity due to a reasonably possible risk increase	(12,297,287)
Increase (decrease) in assets due to a reasonably possible risk increase	(36,589,434)
Increase (decrease) in liabilities due to a reasonably possible risk increase	(24,292,147)
Currency risk | Paraguay
Exchange Rate Risk
Total Equity	247,867,392
Total assets	286,061,496
Total liabilities	$ 38,194,104
Percentage of entity's revenue	8.90%
Appreciation (devaluation) of foreign currency against the domestic currency	6.00%
Percentage of reasonably possible risk increase	(5.00%)
Increase (decrease) in income due to a reasonably possible increase in risk component	$ (1,220,490)
Increase (decrease) in equity due to a reasonably possible risk increase	(11,738,373)
Increase (decrease) in assets due to a reasonably possible risk increase	(13,360,934)
Increase (decrease) in liabilities due to a reasonably possible risk increase	$ (1,622,561)